THE ADVISORS’ INNER CIRCLE FUND II

PMV

ADAPTIVE RISK PARITY ETF

JANUARY 31, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 78.2%
	Shares	Fair Value

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	22,557	$300,234
Invesco QQQ Trust, Series 1	2,846	1,486,437
iShares Short Treasury Bond ETF	24,070	2,659,855
Vanguard FTSE Emerging Markets ETF	6,684	296,770
Vanguard S&P 500 ETF	17,367	9,609,682
WisdomTree Bloomberg U.S. Dollar Bullish Fund	327,912	9,079,883
		23,432,861
Total Exchange Traded Funds
(Cost $22,631,784)		23,432,861
CLOSED-END FUND — 20.9%
Sprott Physical Gold Trust*	289,897	6,276,270

Total Closed-End Fund
(Cost $5,391,970)		6,276,270

Total Investments - 99.1%
(Cost $28,023,754)		$29,709,131

Percentages are based on Net Assets of $29,982,425.
*	Non-income producing security.

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
S&P — Standard & Poor’s

PMV-QH-001-0500